Summary of Stock Option Value (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of option share granted during the period	$ 2.39	$ 2.18
Total intrinsic value of stock options exercised	$ 90	$ 120
Total fair value of stock options vested	$ 702	$ 345